Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment information
Segment information is as follows (in thousands):

	Three Months Ended March 31,
	2019	2018
Revenue by segment:
Diagnostic Services	$11,726	$12,025
Diagnostic Imaging	2,523	2,842
Mobile Healthcare	9,663	10,598
Condensed consolidated revenue	$23,912	$25,465

Gross profit by segment:
Diagnostic Services	$2,581	$2,247
Diagnostic Imaging	786	1,245
Mobile Healthcare	614	1,115
Condensed consolidated gross profit	$3,981	$4,607

Loss from continuing operations by segment:
Diagnostic Services	$1,736	$993
Diagnostic Imaging	343	619
Mobile Healthcare	(623)	(51)
Unallocated corporate and other expenses	(2,591)	(3,170)
Condensed consolidated loss from continuing operations	$(1,135)	$(1,609)

Depreciation and amortization by segment:
Diagnostic Services	$304	$596
Diagnostic Imaging	78	74
Mobile Healthcare	1,427	1,592
Total depreciation and amortization	$1,809	$2,262

Segment information for the years ended December 31, 2018 and 2017 is as follows (in thousands):

	Year ended December 31,
	2018	2017
Revenue by segment:
Diagnostic Services	$49,256	$49,016
Diagnostic Imaging	11,983	12,081
Mobile Healthcare	42,941	43,535
Consolidated revenue	$104,180	$104,632
Gross profit by segment:
Diagnostic Services	$9,447	$9,942
Diagnostic Imaging	5,142	5,036
Mobile Healthcare	3,682	6,218
Consolidated gross profit	$18,271	$21,196
Income (loss) from operations by segment:
Diagnostic Services	$732	$(134)
Diagnostic Imaging	(304)	(1,097)
Mobile Healthcare	(3,990)	(2,563)
Segment loss from operations	$(3,562)	$(3,794)
Loss on sale of buildings (1)	(507)	—
Goodwill impairment (2)	(476)	(166)
Litigation reserve (3)	—	(1,339)
Consolidated loss from operations	$(4,545)	$(5,299)

(1) Reflects loss on sale of land and buildings in our Fargo, North Dakota location. See Note 5. Supplementary Balance Sheet Information, for further information
(2) See Note 7. Goodwill, for further information.
(3) See Note 9. Commitments and Contingencies, for further information.